UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

International Income Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Diversified Currency Income Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$89	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Index Plus (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An overweight to the South African rand also contributed as the currency rallied along with most Emerging Markets currencies aided by U.S. dollar weakness

↑ An out-of-index allocation to Icelandic krona contributed to performance as the currency rallied and growth expectations were strong

↓ Underweight allocations to the Malaysian ringgit and Chinese yuan detracted as the currencies rallied along with broader Emerging Markets currencies

↓ An overweight to the New Zealand dollar detracted from performance in part due to added pressure from multiple rate cuts during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	Blended Index	FTSE World Government Bond Index (WGBI)	J.P. Morgan Emerging Markets Index Plus
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$10,017	$9,784	$9,790	$9,792	$9,863
12/15	$10,035	$9,566	$9,818	$9,881	$9,753
1/16	$9,964	$9,599	$9,932	$10,016	$9,640
2/16	$9,968	$9,738	$10,192	$10,308	$9,696
3/16	$10,180	$10,619	$10,594	$10,582	$10,285
4/16	$10,231	$10,893	$10,755	$10,715	$10,376
5/16	$10,147	$10,300	$10,508	$10,553	$10,065
6/16	$10,199	$10,907	$10,942	$10,943	$10,320
7/16	$10,195	$10,972	$11,001	$11,001	$10,358
8/16	$10,296	$10,977	$10,925	$10,905	$10,381
9/16	$10,350	$11,199	$11,026	$10,976	$10,474
10/16	$10,322	$11,104	$10,705	$10,599	$10,393
11/16	$10,199	$10,323	$10,158	$10,108	$10,049
12/16	$10,277	$10,517	$10,141	$10,039	$10,098
1/17	$10,380	$10,754	$10,269	$10,141	$10,284
2/17	$10,530	$10,947	$10,337	$10,180	$10,455
3/17	$11,101	$11,200	$10,397	$10,195	$10,621
4/17	$11,109	$11,331	$10,530	$10,327	$10,656
5/17	$11,188	$11,553	$10,715	$10,504	$10,821
6/17	$11,171	$11,606	$10,713	$10,490	$10,826
7/17	$11,203	$11,847	$10,917	$10,685	$11,001
8/17	$11,272	$12,059	$11,058	$10,810	$11,112
9/17	$11,254	$12,019	$10,945	$10,680	$11,043
10/17	$11,262	$11,680	$10,836	$10,623	$10,981
11/17	$11,319	$11,877	$10,996	$10,774	$11,162
12/17	$11,401	$12,117	$11,054	$10,791	$11,264
1/18	$11,558	$12,659	$11,298	$10,968	$11,589
2/18	$11,528	$12,527	$11,213	$10,893	$11,467
3/18	$11,586	$12,655	$11,374	$11,061	$11,546
4/18	$11,480	$12,281	$11,135	$10,852	$11,330
5/18	$11,323	$11,670	$10,916	$10,720	$11,061
6/18	$11,229	$11,336	$10,828	$10,690	$10,880
7/18	$11,300	$11,551	$10,834	$10,646	$10,974
8/18	$11,038	$10,848	$10,685	$10,625	$10,643
9/18	$11,020	$11,129	$10,653	$10,516	$10,759
10/18	$11,015	$10,911	$10,518	$10,401	$10,636
11/18	$11,088	$11,218	$10,617	$10,451	$10,815
12/18	$11,127	$11,364	$10,848	$10,701	$10,888
1/19	$11,337	$11,984	$11,088	$10,851	$11,184
2/19	$11,324	$11,853	$10,982	$10,751	$11,129
3/19	$11,286	$11,696	$11,065	$10,887	$11,049
4/19	$11,340	$11,675	$11,017	$10,833	$11,057
5/19	$11,381	$11,710	$11,174	$11,019	$10,984
6/19	$11,564	$12,355	$11,506	$11,276	$11,277
7/19	$11,640	$12,470	$11,484	$11,223	$11,278
8/19	$11,501	$12,140	$11,668	$11,522	$10,917
9/19	$11,592	$12,257	$11,569	$11,372	$11,042
10/19	$11,656	$12,612	$11,686	$11,433	$11,268
11/19	$11,665	$12,383	$11,535	$11,300	$11,197
12/19	$11,855	$12,895	$11,656	$11,332	$11,454
1/20	$11,836	$12,729	$11,777	$11,515	$11,304
2/20	$11,888	$12,295	$11,790	$11,630	$11,057
3/20	$11,462	$10,933	$11,471	$11,559	$10,483
4/20	$11,585	$11,362	$11,671	$11,696	$10,602
5/20	$11,751	$11,950	$11,810	$11,719	$10,757
6/20	$11,889	$12,007	$11,882	$11,794	$10,842
7/20	$12,301	$12,369	$12,299	$12,223	$11,039
8/20	$12,383	$12,329	$12,246	$12,168	$11,108
9/20	$12,306	$12,080	$12,175	$12,141	$10,997
10/20	$12,360	$12,131	$12,168	$12,119	$11,043
11/20	$12,693	$12,797	$12,455	$12,310	$11,416
12/20	$12,984	$13,242	$12,677	$12,477	$11,653
1/21	$12,935	$13,100	$12,520	$12,317	$11,585
2/21	$12,750	$12,749	$12,211	$12,020	$11,517
3/21	$12,505	$12,358	$11,932	$11,769	$11,353
4/21	$12,696	$12,637	$12,096	$11,904	$11,538
5/21	$12,822	$12,953	$12,243	$12,011	$11,724
6/21	$12,607	$12,795	$12,109	$11,884	$11,582
7/21	$12,630	$12,741	$12,257	$12,077	$11,523
8/21	$12,679	$12,839	$12,219	$12,008	$11,608
9/21	$12,459	$12,398	$11,915	$11,737	$11,400
10/21	$12,346	$12,234	$11,844	$11,688	$11,436
11/21	$12,202	$11,899	$11,772	$11,680	$11,137
12/21	$12,291	$12,084	$11,750	$11,607	$11,292
1/22	$12,129	$12,083	$11,552	$11,363	$11,307
2/22	$11,857	$11,479	$11,338	$11,242	$11,096
3/22	$11,615	$11,303	$10,993	$10,858	$10,668
4/22	$11,182	$10,622	$10,344	$10,219	$10,347
5/22	$11,161	$10,809	$10,375	$10,212	$10,442
6/22	$10,677	$10,328	$10,021	$9,891	$10,181
7/22	$10,705	$10,358	$10,169	$10,067	$10,098
8/22	$10,507	$10,344	$9,813	$9,629	$10,083
9/22	$9,984	$9,840	$9,317	$9,138	$9,776
10/22	$10,044	$9,753	$9,262	$9,090	$9,830
11/22	$10,789	$10,446	$9,730	$9,503	$10,278
12/22	$10,932	$10,672	$9,759	$9,487	$10,486
1/23	$11,321	$11,130	$10,092	$9,790	$10,797
2/23	$10,937	$10,778	$9,758	$9,463	$10,598
3/23	$11,313	$11,223	$10,134	$9,821	$10,815
4/23	$11,357	$11,319	$10,184	$9,861	$10,861
5/23	$11,202	$11,141	$9,975	$9,646	$10,770
6/23	$11,264	$11,504	$10,039	$9,645	$10,901
7/23	$11,360	$11,835	$10,123	$9,677	$11,105
8/23	$11,236	$11,517	$9,956	$9,543	$10,944
9/23	$10,824	$11,129	$9,631	$9,233	$10,801
10/23	$10,733	$11,070	$9,536	$9,132	$10,808
11/23	$11,258	$11,654	$10,009	$9,577	$11,181
12/23	$11,871	$12,027	$10,409	$9,979	$11,371
1/24	$11,711	$11,844	$10,248	$9,824	$11,208
2/24	$11,481	$11,776	$10,130	$9,696	$11,246
3/24	$11,545	$11,773	$10,164	$9,738	$11,244
4/24	$11,085	$11,521	$9,910	$9,485	$11,171
5/24	$11,448	$11,707	$10,027	$9,587	$11,311
6/24	$11,372	$11,581	$10,002	$9,584	$11,214
7/24	$11,809	$11,844	$10,277	$9,858	$11,313
8/24	$12,016	$12,208	$10,529	$10,085	$11,572
9/24	$12,314	$12,622	$10,739	$10,251	$11,801
10/24	$11,735	$12,040	$10,342	$9,896	$11,509
11/24	$11,856	$11,972	$10,351	$9,920	$11,413
12/24	$11,562	$11,741	$10,122	$9,693	$11,248
1/25	$11,701	$11,982	$10,201	$9,738	$11,422
2/25	$11,859	$12,061	$10,329	$9,875	$11,460
3/25	$11,981	$12,247	$10,417	$9,942	$11,600
4/25	$12,526	$12,645	$10,763	$10,274	$11,937
5/25	$12,471	$12,823	$10,737	$10,207	$12,142
6/25	$12,729	$13,181	$10,957	$10,397	$12,422
7/25	$12,618	$13,082	$10,784	$10,211	$12,262
8/25	$12,802	$13,364	$10,948	$10,351	$12,417
9/25	$12,950	$13,550	$11,032	$10,414	$12,513
10/25	$13,005	$13,613	$11,018	$10,386	$12,497

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
International Income Portfolio	10.82%	1.02%	2.66%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%
Blended IndexFootnote Reference3	6.53%	(1.96)%	0.97%
FTSE World Government Bond Index (WGBI)	4.95%	(3.04)%	0.38%
J.P. Morgan Emerging Markets Index Plus	8.58%	2.50%	2.25%
Footnote	Description
Footnote[1]	Effective August 12, 2025, the Eaton Vance Diversified Currency Income Fund changed its primary prospectus benchmark from the FTSE World Government Bond Index (WGBI) to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market.
Footnote[2]	Performance prior to August 12, 2025 reflects performance under the Eaton Vance Diversified Currency Income Fund's former principal investment strategies. Please see the Diversified Currency Income Fund's prospectus for further information.
Footnote[3]	Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified, rebalanced monthly.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$39,837,343
# of Portfolio Holdings (including derivatives)	312
Portfolio Turnover Rate	209%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Short-Term Investments
65.6%
Sovereign Government Bonds
32.7%
Other†
1.7%

Value	Value
OtherFootnote Reference†	1.7%
Sovereign Government Bonds	32.7%
Short-Term Investments	65.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Kazakhstan	5.3%
Uzbekistan	5.0%
Vietnam	4.8%
India	4.6%
Turkey	4.2%
Nigeria	4.1%
Iceland	3.8%
Paraguay	3.4%
Sweden	3.1%
Other	58.1%
Total Long Exposure	102.9%
Hungary	(0.1)%
United Kingdom	(0.2)%
Total Short Exposure	(0.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective December 31, 2024, the investment sub-adviser of the Portfolio is Morgan Stanley Investment Management Limited.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Diversified Currency Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

II Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$51,667	$51,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$324

Total	$51,667	$51,624

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$324
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Income Portfolio
October 31, 2025
Portfolio of Investments

Credit Linked Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.9%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 4/23/26(1)	EGP	8,775	$ 165,974
0.00%, 10/22/26(1)	EGP	10,825	185,135
Total Credit Linked Notes (identified cost $347,446)			$ 351,109

Foreign Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	$ 208,133
Total Foreign Corporate Bonds (identified cost $199,668)			$ 208,133

Sovereign Government Bonds — 31.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 5.2%
Brazil Letras do Tesouro Nacional:
0.00%, 1/1/26	BRL	7,000	$ 1,271,910
0.00%, 7/1/26	BRL	4,600	783,586
			$ 2,055,496
Czech Republic — 1.4%
Czech Republic Government Bonds, 1.00%, 6/26/26(2)	CZK	11,800	$ 551,306
			$ 551,306
Dominican Republic — 2.3%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	3,970	$ 61,118
8.00%, 2/12/27(2)	DOP	11,950	183,330
10.75%, 6/1/36(3)	DOP	11,850	198,960
13.00%, 6/10/34(2)	DOP	25,400	476,524
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(2)	DOP	900	13,693
			$ 933,625
Security	Principal Amount (000's omitted)		Value
Egypt — 2.1%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 830,363
			$ 830,363
Georgia — 1.6%
Georgia Treasury Bonds, 8.125%, 1/28/26	GEL	1,780	$ 659,816
			$ 659,816
Iceland — 1.6%
Republic of Iceland, 6.75%, 10/15/26	ISK	80,000	$ 632,618
			$ 632,618
Paraguay — 3.4%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	3,553,000	$ 475,648
7.90%, 2/9/31(2)	PYG	2,046,000	273,903
8.50%, 3/4/35(3)	PYG	4,462,000	594,956
			$ 1,344,507
Poland — 1.2%
Republic of Poland Government Bonds, 0.00%, 4/25/26	PLN	1,733	$ 463,497
			$ 463,497
Serbia — 2.5%
Serbia Treasury Bonds:
4.50%, 1/11/26	RSD	66,000	$ 648,999
4.50%, 8/20/32	RSD	14,180	137,259
7.00%, 10/26/31	RSD	19,670	216,512
			$ 1,002,770
Sri Lanka — 2.2%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	259,000	$ 891,527
			$ 891,527
Sweden — 2.1%
Sweden Government Bonds, 1.00%, 11/12/26(2)	SEK	8,225	$ 857,782
			$ 857,782
Turkey — 3.2%
Turkiye Government Bonds, 42.548%, (1 day TRY TLREF + 0.00%), 8/19/26(4)	TRY	52,123	$ 1,267,317
			$ 1,267,317

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uganda — 0.7%
Republic of Uganda Government Bonds, 13.50%, 7/9/26	UGX	970,000	$ 280,506
			$ 280,506
Ukraine — 1.6%
Ukraine Government Bonds, 9.79%, 5/26/27	UAH	33,000	$ 636,412
			$ 636,412
Total Sovereign Government Bonds (identified cost $12,361,406)			$12,407,542

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.118%, (COF + 1.791%), with maturity at 2035(5)	$61	$ 60,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $61,170)		$ 60,265

Short-Term Investments — 62.5%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	815,625	$ 815,625
Total Affiliated Fund (identified cost $815,625)		$ 815,625

Sovereign Government Securities — 14.1%
Security	Principal Amount (000's omitted)		Value
Canada — 2.0%
Canada Treasury Bills, 0.00%, 12/3/25	CAD	1,100	$ 782,686
			$ 782,686
Egypt — 0.9%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	225	$ 4,650
0.00%, 1/6/26	EGP	2,050	41,536
0.00%, 3/31/26	EGP	1,350	25,923
0.00%, 5/12/26	EGP	1,000	18,666
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 7/7/26	EGP	4,750	$ 85,752
0.00%, 10/27/26	EGP	11,200	190,858
			$ 367,385
Kazakhstan — 0.6%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	136,300	$ 235,118
			$ 235,118
Nigeria — 4.1%
Nigeria OMO Bills:
0.00%, 1/6/26	NGN	30,107	$ 20,277
0.00%, 1/13/26	NGN	138,826	93,138
0.00%, 1/27/26	NGN	632,381	421,148
0.00%, 2/17/26	NGN	104,423	68,954
0.00%, 3/10/26	NGN	557,000	362,348
0.00%, 3/17/26	NGN	375,000	243,023
0.00%, 4/28/26	NGN	230,621	146,267
0.00%, 6/23/26	NGN	213,009	132,296
0.00%, 6/30/26	NGN	244,397	150,097
			$ 1,637,548
Norway — 1.1%
Norway Treasury Bills, 0.00%, 12/17/25(2)(3)	NOK	4,405	$ 432,861
			$ 432,861
Uganda — 3.1%
Republic of Uganda Treasury Bills:
0.00%, 1/15/26	UGX	535,000	$ 150,824
0.00%, 1/29/26	UGX	3,850,000	1,082,904
			$ 1,233,728
Uruguay — 2.3%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	1,009	$ 25,289
0.00%, 12/5/25	UYU	4,000	99,636
0.00%, 12/19/25	UYU	31,219	775,282
0.00%, 12/30/25	UYU	462	11,450
0.00%, 3/6/26	UYU	1,009	24,652
			$ 936,309
Total Sovereign Government Securities (identified cost $5,525,550)			$ 5,625,635

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

U.S. Treasury Obligations — 46.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$2,000	$ 1,997,857
0.00%, 11/20/25(7)	5,500	5,489,916
0.00%, 12/11/25	3,500	3,485,691
0.00%, 12/18/25	4,000	3,980,684
0.00%, 1/8/26	3,500	3,475,761
Total U.S. Treasury Obligations (identified cost $18,405,647)		$18,429,909
Total Short-Term Investments (identified cost $24,746,822)		$24,871,169

Total Purchased Options — 0.0%† (identified cost $32,238)	$ 10,058
Total Investments — 95.2% (identified cost $37,748,750)	$37,908,276
Total Written Options — (0.1)% (premiums received $27,795)	$ (26,820)
Other Assets, Less Liabilities — 4.9%	$ 1,955,887
Net Assets — 100.0%	$39,837,343
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $2,850,517 or 7.2% of the Portfolio's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,702,425 or 4.3% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	500,000	CNH	7.00	1/26/26	$ 1,161
Put USD vs. Call CNH	Deutsche Bank AG	USD	300,000	CNH	7.00	1/29/26	764
Put USD vs. Call CNH	Goldman Sachs International	USD	50,000	CNH	7.00	1/29/26	127
Put USD vs. Call CNH	Standard Chartered Bank	USD	200,000	CNH	7.00	1/26/26	464
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	87.00	2/18/26	145
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/5/26	126
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/9/26	134
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	87.00	2/10/26	136
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	3,271

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	$ 1,784
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	1,524
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	87.00	2/10/26	407
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	87.00	2/24/26	15
Total							$10,058
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$(19,257)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(5,610)
Call USD vs. Put INR	Citibank, N.A.	USD	100,000	INR	91.00	2/18/26	(238)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/5/26	(183)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/9/26	(198)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	91.00	2/10/26	(203)
Call USD vs. Put INR	Nomura International PLC	USD	300,000	INR	91.00	2/10/26	(608)
Call USD vs. Put INR	Standard Chartered Bank	USD	10,000	INR	91.00	2/24/26	(26)
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	85.00	2/18/26	(30)
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/5/26	(16)
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/9/26	(18)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	84.50	2/10/26	(18)
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	84.50	2/10/26	(54)
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	84.50	2/24/26	(2)
Put USD vs. Call KRW	Barclays Bank PLC	USD	100,000	KRW	1,300.00	1/26/26	(36)
Put USD vs. Call KRW	BNP Paribas	USD	200,000	KRW	1,310.00	2/5/26	(134)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	200,000	KRW	1,300.00	1/22/26	(64)
Put USD vs. Call KRW	Standard Chartered Bank	USD	50,000	KRW	1,300.00	1/26/26	(18)
Put USD vs. Call KRW	Standard Chartered Bank	USD	150,000	KRW	1,310.00	2/9/26	(107)
Total							$(26,820)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	2,050,000	USD	369,726	12/2/25	$ 8,580
BRL	875,000	USD	156,005	12/2/25	5,467
USD	526,429	BRL	2,925,000	12/2/25	(13,348)
CLP	308,702,822	USD	324,529	12/17/25	3,042
CLP	157,600,000	USD	165,680	12/17/25	1,553

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	46,000,000	USD	47,968	12/17/25	$ 844
CLP	42,000,000	USD	44,074	12/17/25	493
CLP	7,115,132	USD	7,418	12/17/25	132
CLP	8,000,000	USD	8,406	12/17/25	83
CLP	8,214,868	USD	8,642	12/17/25	75
CLP	2,000,000	USD	2,086	12/17/25	36
COP	1,390,000,000	USD	350,070	12/17/25	8,409
EUR	535,358	USD	621,369	12/17/25	(2,783)
EUR	1,946,033	USD	2,294,443	12/17/25	(45,876)
IDR	12,507,506,900	USD	759,234	12/17/25	(7,717)
INR	4,000,000	USD	45,205	12/17/25	(252)
INR	10,000,000	USD	112,723	12/17/25	(341)
INR	6,000,000	USD	67,799	12/17/25	(369)
INR	7,200,000	USD	81,354	12/17/25	(439)
INR	12,900,000	USD	145,639	12/17/25	(666)
INR	35,000,000	USD	395,543	12/17/25	(2,205)
INR	47,000,000	USD	531,091	12/17/25	(2,894)
INR	64,670,000	USD	730,718	12/17/25	(3,942)
KRW	33,230,170	USD	23,487	12/17/25	(191)
KRW	764,000,000	USD	551,892	12/17/25	(16,309)
KRW	818,000,000	USD	590,844	12/17/25	(17,406)
PEN	2,532,457	USD	720,635	12/17/25	30,628
PEN	290,671	USD	82,713	12/17/25	3,515
PHP	6,587,476	USD	113,187	12/17/25	(1,039)
PHP	7,000,000	USD	120,242	12/17/25	(1,071)
PHP	12,112,524	USD	207,520	12/17/25	(1,311)
PHP	3,000,000	USD	52,442	12/17/25	(1,368)
PHP	15,300,000	USD	262,887	12/17/25	(2,413)
TWD	2,737,000	USD	89,997	12/17/25	(988)
TWD	2,975,000	USD	97,876	12/17/25	(1,127)
TWD	3,213,000	USD	105,649	12/17/25	(1,160)
TWD	2,975,000	USD	98,058	12/17/25	(1,309)
TWD	18,000,000	USD	599,540	12/17/25	(14,169)
TWD	19,160,000	USD	639,519	12/17/25	(16,424)
USD	165,680	CLP	157,600,000	12/17/25	(1,553)
USD	1,414,843	EUR	1,200,000	12/17/25	28,289
USD	631,206	EUR	535,358	12/17/25	12,621
USD	1,058,164	EUR	911,691	12/17/25	4,739
USD	28,750	EUR	24,384	12/17/25	575
USD	328,845	IDR	5,398,000,000	12/17/25	4,505
USD	187,207	IDR	3,072,000,000	12/17/25	2,625
USD	139,380	IDR	2,281,507,000	12/17/25	2,295
USD	107,067	IDR	1,756,000,000	12/17/25	1,557
USD	19,081	INR	1,700,000	12/17/25	(24)

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	30,203	INR	2,690,000	12/17/25	$ (28)
USD	38,181	INR	3,400,000	12/17/25	(29)
USD	33,674	INR	3,000,000	12/17/25	(41)
USD	44,880	INR	4,000,000	12/17/25	(73)
USD	40,489	INR	3,610,000	12/17/25	(81)
USD	44,851	INR	4,000,000	12/17/25	(102)
USD	56,088	INR	5,000,000	12/17/25	(103)
USD	60,579	INR	5,400,000	12/17/25	(108)
USD	56,079	INR	5,000,000	12/17/25	(112)
USD	196,347	INR	17,500,000	12/17/25	(322)
USD	78,720	KRW	110,000,000	12/17/25	1,608
USD	146,860	PEN	500,000	12/17/25	(1,467)
USD	254,963	TWD	7,700,000	12/17/25	4,555
USD	65,499	TWD	2,000,000	12/17/25	457
USD	65,391	TWD	2,000,000	12/17/25	350
USD	42,517	TWD	1,300,000	12/17/25	240
USD	32,685	TWD	1,000,000	12/17/25	164
USD	32,669	TWD	1,000,000	12/17/25	148
USD	30,461	TWD	934,000	12/17/25	87
USD	27,098	TWD	831,000	12/17/25	74
USD	25,147	TWD	771,000	12/17/25	73
USD	23,704	TWD	727,000	12/17/25	61
USD	22,073	TWD	677,000	12/17/25	57
USD	20,308	TWD	623,000	12/17/25	47
USD	24,107	TWD	740,000	12/17/25	41
USD	30,465	TWD	936,000	12/17/25	26
USD	30,459	TWD	936,000	12/17/25	20
USD	27,100	TWD	833,000	12/17/25	10
USD	16,525	TWD	508,000	12/17/25	4
USD	53,449	PHP	3,000,000	5/12/26	2,475
					$(30,600)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	57,293	PLN	209,087	Credit Agricole Corporate and Investment Bank	11/3/25	$ 676	$ —
NGN	11,972,000	USD	8,461	Standard Chartered Bank	11/4/25	—	(70)
NGN	11,930,000	USD	8,461	Standard Chartered Bank	11/4/25	—	(100)
KZT	78,309,226	USD	147,237	Citibank, N.A.	11/7/25	446	—
EGP	4,302,068	USD	89,292	Standard Chartered Bank	11/10/25	1,586	—

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	15,511,300	USD	28,347	Deutsche Bank AG	11/10/25	$ 880	$ —
KZT	14,826,519	USD	27,155	Deutsche Bank AG	11/10/25	782	—
EGP	2,925,009	USD	60,484	Bank of America, N.A.	11/17/25	1,154	—
EGP	3,785,000	USD	78,458	HSBC Bank USA, N.A.	11/17/25	1,303	—
VND	2,750,000,000	USD	103,970	JPMorgan Chase Bank, N.A.	11/28/25	437	—
EUR	102,800	ISK	14,834,076	Bank of America, N.A.	12/4/25	940	—
ISK	14,834,076	EUR	102,142	Bank of America, N.A.	12/4/25	—	(180)
EUR	73,922	ISK	10,668,404	Bank of America, N.A.	12/5/25	678	—
ISK	12,406,324	EUR	85,425	Bank of America, N.A.	12/5/25	—	(166)
USD	108,245	EUR	93,000	JPMorgan Chase Bank, N.A.	12/5/25	861	—
KZT	16,031,357	USD	28,782	Deutsche Bank AG	12/8/25	1,173	—
KZT	15,681,380	USD	28,347	Deutsche Bank AG	12/8/25	954	—
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	—	(298)
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	—	(422)
HKD	7,375,000	USD	955,249	JPMorgan Chase Bank, N.A.	12/9/25	—	(5,544)
USD	50,363	HKD	390,000	Bank of America, N.A.	12/9/25	141	—
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	3,281	—
EGP	13,443,962	USD	271,961	Citibank, N.A.	12/11/25	8,814	—
EUR	76,126	ISK	11,057,352	Bank of America, N.A.	12/12/25	234	—
KZT	7,187,099	USD	13,065	Goldman Sachs International	12/15/25	331	—
AUD	400,000	USD	262,691	Citibank, N.A.	12/17/25	—	(848)
AUD	665,000	USD	439,197	Citibank, N.A.	12/17/25	—	(3,882)
AUD	80,000	USD	52,593	Deutsche Bank AG	12/17/25	—	(225)
AUD	410,000	USD	269,188	UBS AG	12/17/25	—	(799)
CHF	487,000	USD	620,406	State Street Bank and Trust Company	12/17/25	—	(12,172)
CNH	3,801,790	USD	536,787	Barclays Bank PLC	12/17/25	—	(1,503)
CNH	400,000	USD	56,435	Goldman Sachs International	12/17/25	—	(116)
CNH	2,000,000	USD	282,827	Goldman Sachs International	12/17/25	—	(1,232)
CNH	2,000,000	USD	282,809	HSBC Bank USA, N.A.	12/17/25	—	(1,213)
EUR	67,962	NOK	800,000	Barclays Bank PLC	12/17/25	—	(447)
EUR	72,431	SEK	800,000	Goldman Sachs International	12/17/25	—	(734)
GBP	200,000	USD	271,499	Citibank, N.A.	12/17/25	—	(8,745)
ILS	1,460,000	USD	437,235	Goldman Sachs International	12/17/25	10,856	—
ISK	9,319,433	EUR	64,161	JPMorgan Chase Bank, N.A.	12/17/25	—	(256)
JPY	76,621,211	USD	524,633	Citibank, N.A.	12/17/25	—	(25,305)
KES	85,600,000	USD	657,652	Standard Chartered Bank	12/17/25	2,143	—
KZT	707,000,000	USD	1,269,528	Goldman Sachs International	12/17/25	47,308	—
KZT	11,534,000	USD	20,763	Goldman Sachs International	12/17/25	720	—
MXN	5,183,679	USD	275,413	Standard Chartered Bank	12/17/25	2,347	—
MXN	3,860,000	USD	205,085	Standard Chartered Bank	12/17/25	1,748	—
MYR	2,000,000	USD	476,179	Barclays Bank PLC	12/17/25	1,904	—
MYR	900,000	USD	214,332	Barclays Bank PLC	12/17/25	806	—
MYR	118,300	USD	28,203	Barclays Bank PLC	12/17/25	76	—
MYR	43,300	USD	10,340	Barclays Bank PLC	12/17/25	10	—

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	14,400	USD	3,438	Barclays Bank PLC	12/17/25	$ 4	$ —
MYR	4,700	USD	1,120	Barclays Bank PLC	12/17/25	3	—
MYR	98,200	USD	23,484	Barclays Bank PLC	12/17/25	—	(11)
MYR	170,200	USD	40,601	Credit Agricole Corporate and Investment Bank	12/17/25	84	—
MYR	161,500	USD	38,564	Credit Agricole Corporate and Investment Bank	12/17/25	41	—
MYR	148,000	USD	35,404	Credit Agricole Corporate and Investment Bank	12/17/25	—	(26)
MYR	108,300	USD	25,825	Goldman Sachs International	12/17/25	63	—
MYR	27,900	USD	6,663	Goldman Sachs International	12/17/25	7	—
MYR	9,200	USD	2,197	Goldman Sachs International	12/17/25	2	—
MYR	108,500	USD	25,988	Goldman Sachs International	12/17/25	—	(52)
MYR	164,800	USD	39,336	State Street Bank and Trust Company	12/17/25	58	—
MYR	132,700	USD	31,689	State Street Bank and Trust Company	12/17/25	31	—
MYR	132,800	USD	31,789	State Street Bank and Trust Company	12/17/25	—	(45)
NOK	800,000	EUR	68,112	Citibank, N.A.	12/17/25	274	—
NZD	800,000	USD	468,595	Standard Chartered Bank	12/17/25	—	(9,957)
PKR	55,000,000	USD	190,311	Citibank, N.A.	12/17/25	4,401	—
SEK	800,000	EUR	72,810	HSBC Bank USA, N.A.	12/17/25	296	—
SEK	646,246	USD	69,354	Barclays Bank PLC	12/17/25	—	(1,154)
SEK	643,754	USD	69,105	Citibank, N.A.	12/17/25	—	(1,168)
SEK	2,600,000	USD	279,356	Deutsche Bank AG	12/17/25	—	(4,972)
SGD	1,281,000	USD	1,003,867	Citibank, N.A.	12/17/25	—	(16,475)
THB	16,700,000	USD	516,773	Standard Chartered Bank	12/17/25	1,476	—
TRY	18,879,092	USD	428,135	Standard Chartered Bank	12/17/25	5,320	—
USD	377,210	AUD	570,000	Barclays Bank PLC	12/17/25	4,083	—
USD	98,527	AUD	150,000	BNP Paribas	12/17/25	336	—
USD	75,488	CHF	60,000	BNP Paribas	12/17/25	552	—
USD	300,305	CNH	2,125,000	HSBC Bank USA, N.A.	12/17/25	1,110	—
USD	271,499	GBP	200,000	Citibank, N.A.	12/17/25	8,745	—
USD	61,572	ILS	200,000	BNP Paribas	12/17/25	190	—
USD	23,674	NZD	39,653	HSBC Bank USA, N.A.	12/17/25	941	—
USD	7,349	NZD	12,309	HSBC Bank USA, N.A.	12/17/25	292	—
USD	58,771	SEK	550,000	Goldman Sachs International	12/17/25	728	—
USD	390,289	TRY	17,210,498	Standard Chartered Bank	12/17/25	—	(4,856)
VND	35,250,000,000	USD	1,329,637	Citibank, N.A.	12/17/25	7,190	—
VND	11,760,000,000	USD	443,272	Citibank, N.A.	12/17/25	2,716	—
ZAR	6,400,000	USD	365,698	Goldman Sachs International	12/17/25	2,355	—
ZAR	738,005	USD	42,170	Goldman Sachs International	12/17/25	272	—
ZMW	5,000,000	USD	208,681	Standard Chartered Bank	12/17/25	15,592	—
CRC	75,000,000	USD	147,571	Citibank, N.A.	12/22/25	1,695	—
CRC	262,500,000	USD	515,707	JPMorgan Chase Bank, N.A.	12/22/25	6,723	—
EGP	8,357,581	USD	166,901	Bank of America, N.A.	1/5/26	5,758	—
USD	642,916	BRL	3,714,000	Citibank, N.A.	1/5/26	—	(37,814)

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	570,268	BRL	3,286,000	JPMorgan Chase Bank, N.A.	1/5/26	$ —	$ (32,015)
VND	950,010,000	USD	35,782	JPMorgan Chase Bank, N.A.	1/8/26	195	—
VND	250,196,261	USD	9,427	Goldman Sachs International	1/15/26	43	—
KZT	5,599,000	USD	10,102	ICBC Standard Bank plc	1/21/26	211	—
NGN	13,858,000	USD	9,010	Standard Chartered Bank	1/21/26	493	—
EGP	8,823,862	USD	179,310	Bank of America, N.A.	1/22/26	1,942	—
KZT	8,414,000	USD	15,153	ICBC Standard Bank plc	1/22/26	340	—
KZT	6,721,000	USD	12,094	Deutsche Bank AG	1/23/26	279	—
GEL	350,000	USD	127,273	ICBC Standard Bank plc	1/26/26	663	—
VND	250,563,900	USD	9,427	Citibank, N.A.	1/26/26	50	—
USD	24,045	UGX	84,758,000	Standard Chartered Bank	1/30/26	196	—
USD	24,045	UGX	84,830,000	Standard Chartered Bank	1/30/26	176	—
USD	42,319	UGX	149,385,000	Citibank, N.A.	2/3/26	364	—
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	4,735	—
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	—	(6,562)
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	16,039	—
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	—	(3,136)
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(14,587)
KZT	14,001,000	USD	24,377	Deutsche Bank AG	4/16/26	618	—
USD	48,089	UGX	171,439,000	Standard Chartered Bank	4/16/26	623	—
USD	24,045	UGX	85,840,000	Standard Chartered Bank	4/16/26	278	—
KZT	16,744,000	USD	29,252	Deutsche Bank AG	4/17/26	628	—
KZT	13,980,000	USD	24,377	Deutsche Bank AG	4/17/26	571	—
KZT	13,971,000	USD	24,378	Deutsche Bank AG	4/17/26	554	—
USD	48,090	UGX	171,920,000	Standard Chartered Bank	4/17/26	499	—
USD	36,067	UGX	129,120,037	Standard Chartered Bank	4/17/26	324	—
USD	24,045	UGX	86,560,932	Standard Chartered Bank	4/22/26	106	—
KZT	6,930,000	USD	12,094	Deutsche Bank AG	4/23/26	244	—
KZT	13,848,000	USD	24,189	Deutsche Bank AG	4/24/26	458	—
USD	36,067	UGX	130,022,000	Standard Chartered Bank	5/4/26	192	—
USD	24,045	UGX	86,561,000	Standard Chartered Bank	5/4/26	161	—
EUR	65,070	RON	357,595	Barclays Bank PLC	5/12/26	—	(4,404)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	2,286	—
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	135,489	—
USD	24,045	UGX	88,364,000	Standard Chartered Bank	7/24/26	367	—
USD	24,045	UGX	88,124,000	Standard Chartered Bank	7/28/26	465	—
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	107	—
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	116	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	494	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	605	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	856	—
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	674	—
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	486	—
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	718	—

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	$ 425	$ —
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	1,449	—
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	687	—
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	4,399	—
						$344,532	$(201,491)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	12/8/25	$(136,312)	$(611)
					$(611)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$4,291
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	10,159
				$14,450
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Portfolio of Investments — continued

Currency Abbreviations:
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $36,933,125)	$37,092,651
Affiliated investments, at value (identified cost $815,625)	815,625
Deposits for derivatives collateral:
Centrally cleared derivatives	270,721
Foreign currency, at value (identified cost $623,046)	618,442
Interest receivable	290,939
Dividends receivable from affiliated investments	3,779
Receivable for investments sold	1,124,302
Receivable for open forward foreign currency exchange contracts	344,532
Receivable for open swap contracts	14,450
Receivable from affiliates	41,206
Trustees' deferred compensation plan	46,477
Other assets	1,289
Total assets	$40,664,413
Liabilities
Written options outstanding, at value (premiums received $27,795)	$26,820
Payable for investments purchased	43,306
Payable for variation margin on open futures contracts	2,147
Payable for variation margin on open centrally cleared derivatives	1,986
Payable for open forward foreign currency exchange contracts	201,491
Due to custodian	340,743
Payable to affiliates:
Investment adviser fee	16,654
Trustees' fees	235
Trustees' deferred compensation plan	46,477
Payable for custodian fee	75,012
Payable for legal and accounting services	72,199
Total liabilities	$827,070
Net Assets applicable to investors' interest in Portfolio	$39,837,343

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$71,112
Interest income (net of foreign taxes withheld of $39,774)	2,437,017
Total investment income	$2,508,129
Expenses
Investment adviser fee	$169,133
Trustees’ fees and expenses	2,574
Custodian fee	340,730
Legal and accounting services	95,122
Interest expense and fees	50,290
Miscellaneous	5,231
Total expenses	$663,080
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$378,344
Total expense reductions	$378,344
Net expenses	$284,736
Net investment income	$2,223,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$111,025
Written options	22,010
Futures contracts	45,603
Swap contracts	209,482
Foreign currency transactions	(95,213)
Forward foreign currency exchange contracts	162,372
Non-deliverable bond forward contracts	(15,191)
Net realized gain	$440,088
Change in unrealized appreciation (depreciation):
Investments	$418,047
Written options	1,197
Futures contracts	115,831
Swap contracts	(80,012)
Foreign currency	15,346
Forward foreign currency exchange contracts	287,058
Net change in unrealized appreciation (depreciation)	$757,467
Net realized and unrealized gain	$1,197,555
Net increase in net assets from operations	$3,420,948

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,223,393	$1,918,919
Net realized gain (loss)	440,088	(1,605,098)
Net change in unrealized appreciation (depreciation)	757,467	3,063,047
Net increase in net assets from operations	$3,420,948	$3,376,868
Capital transactions:
Contributions	$15,792,596	$3,549,095
Withdrawals	(10,671,658)	(11,658,791)
Net increase (decrease) in net assets from capital transactions	$5,120,938	$(8,109,696)
Net increase (decrease) in net assets	$8,541,886	$(4,732,828)
Net Assets
At beginning of year	$31,295,457	$36,028,285
At end of year	$39,837,343	$31,295,457

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.96%	1.80%	1.28%	1.12%	0.90%
Net expenses(2)	0.84%(3)	1.00%(3)	0.72%(3)	0.72%(3)	0.71%
Net investment income	6.57%	5.62%	4.66%	3.13%	1.86%
Portfolio Turnover(4)	209%	227%	230%	159%	102%
Total Return	10.82%	9.35%	6.86%	(18.54)%	(0.08)%
Net assets, end of year (000’s omitted)	$39,837	$31,295	$36,028	$28,555	$58,102
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.31%, 0.03%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

International Income Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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October 31, 2025
Notes to Financial Statements — continued

K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
P  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Q  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

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October 31, 2025
Notes to Financial Statements — continued

R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $169,133 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $375,877 of the Portfolio’s operating expenses for the year ended October 31, 2025.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $2,467 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

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October 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$19,385,549	$34,328,071
U.S. Government and Agency Securities	24,056,578	30,499,047
	$43,442,127	$64,827,118
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$37,838,780
Gross unrealized appreciation	$247,755
Gross unrealized depreciation	(183,368)
Net unrealized appreciation	$64,387
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $228,311. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $31,941 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its

International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$10,058	$ —	$10,058
Not applicable	130,560(1)	—	130,560
Receivable for open forward foreign currency exchange contracts	344,532	—	344,532
Receivable for open swap contracts	—	14,450	14,450
Total Asset Derivatives	$485,150	$14,450	$499,600
Derivatives not subject to master netting or similar agreements	$130,560	$ —	$130,560
Total Asset Derivatives subject to master netting or similar agreements	$354,590	$14,450	$369,040
Written options, at value	$(26,820)	$ —	$(26,820)
Not applicable	(161,160)(1)	(611)(1)	(161,771)
Payable for open forward foreign currency exchange contracts	(201,491)	—	(201,491)
Total Liability Derivatives	$(389,471)	$(611)	$(390,082)
Derivatives not subject to master netting or similar agreements	$(161,160)	$(611)	$(161,771)
Total Liability Derivatives subject to master netting or similar agreements	$(228,311)	$ —	$(228,311)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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October 31, 2025
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$15,138	$(346)	$(14,792)	$ —	$ —
Barclays Bank PLC	8,047	(7,555)	—	—	492
BNP Paribas	1,078	(134)	—	—	944
Citibank, N.A.	34,840	(34,840)	—	—	—
Credit Agricole Corporate and Investment Bank	801	(26)	—	—	775
Deutsche Bank AG	9,421	(5,197)	—	—	4,224
Goldman Sachs International	63,072	(27,416)	—	—	35,656
HSBC Bank USA, N.A.	3,942	(1,213)	—	—	2,729
ICBC Standard Bank plc	137,197	—	—	—	137,197
JPMorgan Chase Bank, N.A.	30,880	(30,880)	—	—	—
Nomura International PLC	407	(407)	—	—	—
Standard Chartered Bank	64,128	(39,421)	—	—	24,707
State Street Bank and Trust Company	89	(89)	—	—	—
	$369,040	$(147,524)	$(14,792)	$—	$206,724

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(346)	$346	$ —	$ —	$ —
Barclays Bank PLC	(7,555)	7,555	—	—	—
BNP Paribas	(134)	134	—	—	—
Citibank, N.A.	(94,803)	34,840	—	—	(59,963)
Credit Agricole Corporate and Investment Bank	(26)	26	—	—	—
Deutsche Bank AG	(5,197)	5,197	—	—	—
Goldman Sachs International	(27,416)	27,416	—	—	—
HSBC Bank USA, N.A.	(1,213)	1,213	—	—	—
JPMorgan Chase Bank, N.A.	(38,522)	30,880	—	—	(7,642)
Nomura International PLC	(662)	407	—	—	(255)
Standard Chartered Bank	(39,421)	39,421	—	—	—
State Street Bank and Trust Company	(12,217)	89	—	—	(12,128)
UBS AG	(799)	—	—	—	(799)
	$(228,311)	$147,524	$ —	$ —	$(80,787)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 7.

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October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(28,616)	$(8,867)	$(37,483)
Written options	22,010	—	22,010
Futures contracts	—	45,603	45,603
Swap contracts	—	209,482	209,482
Forward foreign currency exchange contracts	162,372	—	162,372
Non-deliverable bond forward contracts	—	(15,191)	(15,191)
Total	$155,766	$231,027	$386,793
Change in unrealized appreciation (depreciation):
Investments(1)	$(7,219)	$8,867	$1,648
Written options	1,197	—	1,197
Futures contracts	—	115,831	115,831
Swap contracts	—	(80,012)	(80,012)
Forward foreign currency exchange contracts	287,058	—	287,058
Total	$281,036	$44,686	$325,722
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$8,702,000	$2,045,000	$92,682,000	$40,000	$350,000	$49,770,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $3,859,000 and $3,263,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.

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October 31, 2025
Notes to Financial Statements — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of October 31, 2025. For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $1,205,000 and 4.18%, respectively.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
8  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At October 31, 2025, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $340,743. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at October 31, 2025. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. The Portfolio's average overdraft advances during the year ended October 31, 2025 were not significant.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $815,625, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,107,669	$41,871,352	$(42,163,396)	$ —	$ —	$815,625	$71,112	815,625
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 351,109	$ —	$ 351,109
Foreign Corporate Bonds	—	208,133	—	208,133
Sovereign Government Bonds	—	12,407,542	—	12,407,542
U.S. Government Agency Mortgage-Backed Securities	—	60,265	—	60,265
Short-Term Investments:
Affiliated Fund	815,625	—	—	815,625

International Income Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Securities	$ —	$ 5,625,635	$ —	$ 5,625,635
U.S. Treasury Obligations	—	18,429,909	—	18,429,909
Purchased Currency Options	—	10,058	—	10,058
Total Investments	$815,625	$37,092,651	$ —	$37,908,276
Forward Foreign Currency Exchange Contracts	$ —	$ 475,092	$ —	$ 475,092
Swap Contracts	—	14,450	—	14,450
Total	$815,625	$37,582,193	$ —	$38,397,818
Liability Description
Written Currency Options	$ —	$ (26,820)	$ —	$ (26,820)
Forward Foreign Currency Exchange Contracts	—	(362,651)	—	(362,651)
Futures Contracts	(611)	—	—	(611)
Total	$ (611)	$ (389,471)	$ —	$ (390,082)
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

International Income Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance Global Sovereign Opportunities Fund) (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio. Morgan Stanley Investment Management Limited, an affiliate of each Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on January 1, 2025. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 12, 2025.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the expertise of each Adviser’s and the Sub-adviser’s investment professionals with respect to analyzing factors relevant to investment in sovereign obligations and global markets and in-house research capabilities. The Board considered the international and emerging markets investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Funds of having portfolio management services involving investments in international and emerging market securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board noted that, effective June 26, 2023, the Fund’s name and investment strategies changed to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S. sovereign investments. The Board also noted that the Fund, under normal market conditions, continues to invest at least 40% of its net assets in foreign investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

Eaton Vance
Diversified Currency Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAIIX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025